Consolidated statement of comprehensive income (loss)	12 Months Ended
	Aug. 31, 2021 CAD ($) $ / shares shares	Aug. 31, 2021 USD ($) shares	Aug. 31, 2020 CAD ($) $ / shares shares	Aug. 31, 2020 USD ($) shares	Aug. 31, 2019 CAD ($) $ / shares shares	Aug. 31, 2019 USD ($) shares
Consolidated statement of comprehensive income (loss)
Revenues [note 20]	$ 3,513,788		$ 2,417,173		$ 2,869,377
Cost of sales (note 7)	1,909,606		1,812,783		1,584,013
Gross profit	1,604,182		604,390		1,285,364
Expenses
Research and development expense	1,489,953
Office salaries and benefits	1,754,613		315,138		372,961
Rent	37,171		39,500		204,596
Share-based compensation [note 19]	7,121,444		1,312,071
Professional fees	1,633,477		671,788		111,653
Travel and entertainment	158,549		41,382		30,199
Advertising and promotion	927,508		238,389		157,276
Office and general	1,130,296		114,508		69,737
Impairment of trade and other receivables (reversal) [note 6]			(458)		3,729
Interest and bank charges	35,419		37,092		18,788
Interest on long-term debt and leases	87,681		70,013		15,669
Foreign exchange loss	1,583,292		1,295		1,790
Loss on debentures [note 8]	550,000
Other income	(153,749)		(10,000)
Other expenses	71,990
Depreciation	184,855		27,895		1,513
Operating expense	16,612,499		2,858,613		987,911
(Loss) earnings before income taxes	(15,008,317)		(2,254,223)		297,453
Income (loss) before tax
Current tax expense [note 21]	131,403				38,586
Deferred tax expense (recovery) [note 21]	(25,813)		21,309		25,801
Income tax expense	105,590	$ 105,590	21,309	$ 21,309	64,387	$ 64,387
Net income (loss) for the year	(15,113,907)		(2,275,532)		233,066
Items of comprehensive income that will be subsequently reclassified to earnings:
Foreign currency translation differences for foreign operations, net of tax	388,566
Other comprehensive income, net of tax	388,566
Total comprehensive income (loss) for the year, net of tax	$ (14,725,341)		$ (2,275,532)		$ 233,066
Weighted average shares outstanding | shares	7,412,899	7,412,899	4,179,017	4,179,017	3,730,611	3,730,611
Basic and diluted earnings (loss) per share | $ / shares	$ (2.04)		$ (0.56)		$ 0.06